Intangible assets, net - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Cost		$ 23,482	$ 20,648
Amortization		(12,271)	(9,181)
Impairment		(5,700)	(721)
Net book value		5,511	10,746
Land use right [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		5,092	4,796
Amortization		(746)	(543)
Impairment		0	0
Net book value		4,346	4,253
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	5,776	5,441
Amortization	[1]	(2,544)	(1,814)
Impairment	[1]	(3,232)	0
Net book value	[1]	0	3,627
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	1,407	1,325
Amortization	[1]	(1,085)	(773)
Impairment	[1]	(322)	0
Net book value	[1]	0	552
Technology (including right-to-use) [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[1]	2,247	2,117
Amortization	[1]	(866)	(617)
Impairment	[1]	(1,381)	0
Net book value	[1]	0	1,500
Acquired computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		1,981	884
Amortization		(1,084)	(420)
Impairment		0	0
Net book value		897	464
Internal use software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Cost		670	631
Amortization		(670)	(631)
Impairment		0	0
Net book value		0	0
Online game licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	[2]	6,309	5,454
Amortization	[2]	(5,276)	(4,383)
Impairment	[2]	(765)	(721)
Net book value	[2]	$ 268	$ 350

[1]	With the launch of new cloud technology developed by the Group in 2017, the acquired intangible assets related to personal cloud storage business, arising from the acquisition of Kingsoft Cloud Holdings Limited in 2014, were no longer in use and full provision for impairment has been provided.
[2]	As of December 31, 2016 and 2017, full provision for impairment has been provided for an online game license due to significant under performance in the past.